CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Balances with banks in [Abstract]
current accounts	$ 19,451	$ 7,079
deposit accounts (with a maturity of 3 months or less at inception)	2,396	1,783
Balances with banks	21,847	8,862
Cash in hand	23	11
Cash and cash equivalents	$ 21,870	$ 8,873	$ 13,519	$ 21,321